                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

             STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
            WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT
                 TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

              REPORT FOR CALENDAR MONTH ENDING:  October 31, 2000

                Name of Registrant:  The SMALLCap Fund, Inc./TM/
                                By:  Fran Pollack-Matz, Secretary

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                                                                        Approximate Asset
                                                                      Value or approximate
                                      Number of                        asset coverage per      Name of Seller or
Date of each     Identification         Shares         Price per        share at time of       of Seller's Broker
 Transaction       of Security        Purchased          Share              purchase
------------------------------------------------------------------------------------------------------------------
     10/02/00   Common Stock              800           14.000                15.747           Weeden & Co. LP
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     10/03/00   Common Stock           95,000           14.000                15.605           Weeden & Co. LP
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     10/03/00   Common Stock            7,800           14.000                15.605           Weeden & Co. LP
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     10/06/00   Common Stock            3,000           13.750                15.307           Weeden & Co. LP
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     10/09/00   Common Stock            3,400           13.500                15.086           Weeden & Co. LP
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     10/11/00   Common Stock            2,000           13.125                14.907           Weeden & Co. LP
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     10/12/00   Common Stock            3,300           13.042                14.753           Weeden & Co. LP
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     10/16/00   Common Stock            2,700           13.000                14.694           Weeden & Co. LP
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     10/17/00   Common Stock            2,700           12.875                14.802           Weeden & Co. LP
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     10/18/00   Common Stock            2,700           12.750                14.681           Weeden & Co. LP
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     10/19/00   Common Stock            2,700           12.875                14.653           Weeden & Co. LP
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     10/20/00   Common Stock            2,700           13.065                15.086           Weeden & Co. LP
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     10/23/00   Common Stock            2,300           13.136                15.261           Weeden & Co. LP
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     10/24/00   Common Stock            1,800           13.170                15.307           Weeden & Co. LP
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     10/25/00   Common Stock            2,300           13.035                15.179           Weeden & Co. LP
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     10/26/00   Common Stock              300           13.063                14.734           Weeden & Co. LP
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     10/27/00   Common Stock              700           13.295                14.855           Weeden & Co. LP
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     10/31/00   Common Stock            2,000           13.250                15.063           Weeden & Co. LP
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     10/31/00   Common Stock            6,000           13.313                15.063           Weeden & Co. LP
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
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                          RULES AND INSTRUCTIONS FOR

                                 FORM N-23-C-1

     1. Use of Form. - Form N-23C-1 is prescribed for use by registered closed-end investment companies in reporting purchases of securities of which they are the issuers, pursuant to Section 23(c)(3) of the Investment Company Act of 1940 and Rule N-23C-1 thereunder. A statement on this form must be filed for every month during which any such purchase is made. No statement need be filed for any month in which there have been no such purchases.

     2. Time for Filing Statements. - Statements on this form shall be filed in duplicate with the Commission on or before the 10th day of the calendar month following that in which the purchase occurred. A statement will be deemed to have been filed with the Commission on the date it is received.

     3. Exhibits. - If the space provided for listing purchases is insufficient, separate sheets of the same size as the form should be used and attached to the form as exhibits. Each such sheet should be identified at the top as follows: "Exhibit No. __ referring to report on Form N-23C-1 dated ___." Appropriate reference to any such exhibits should also be made in the space provided in the form itself for listing purchases.

     4. Explanatory Matter. - Statements may contain, under the heading "Remarks," any additional explanations as to the purchases that are deemed relevant by the registrant.


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